Cover	Jun. 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 11, 2026
Entity File Number	001-38801
Entity Registrant Name	AERSALE CORPORATION
Entity Central Index Key	0001754170
Entity Tax Identification Number	84-3976002
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9850 NW 41st Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Doral
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33178
City Area Code	305
Local Phone Number	764-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ASLE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false